Schedule of investments
Delaware International Value Equity Fund	August 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.95%Δ
Denmark − 5.34%
Novo Nordisk Class B	173,520	$ 18,581,171
		18,581,171
France − 17.11%
Air Liquide	140,000	17,614,763
Danone	256,300	13,524,932
Orange	626,390	6,356,596
Publicis Groupe	141,200	6,917,573
Sodexo	197,302	15,156,420
		59,570,284
Germany − 12.30%
adidas AG	91,450	13,627,329
Fresenius Medical Care AG & Co.	239,290	8,221,823
Knorr-Bremse	144,340	7,013,384
SAP	163,730	13,976,067
		42,838,603
Japan − 11.32%
Asahi Group Holdings	117,000	3,935,512
Kao	347,800	15,158,748
KDDI	188,300	5,797,078
Makita	337,300	8,014,593
Seven & i Holdings *	163,300	6,503,789
		39,409,720
Netherlands − 5.91%
Koninklijke Ahold Delhaize *	747,960	20,595,550
		20,595,550
Spain − 5.93%
Amadeus IT Group †	390,160	20,631,844
		20,631,844
Sweden − 8.59%
Essity Class B	539,130	11,991,344
H & M Hennes & Mauritz Class B *	617,090	6,429,082
Securitas Class B *	1,306,590	11,472,497
		29,892,923
Switzerland − 15.58%
Nestle	190,290	22,305,297
Roche Holding	43,820	14,138,955
Swatch Group *	73,000	17,796,317
		54,240,569
NQ-034 [8/22] 10/22 (2460467)    1

Schedule of investments
Delaware International Value Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom − 15.87%
Diageo	463,450	$ 20,264,995
Intertek Group	203,530	9,360,691
Smith & Nephew	1,426,522	16,828,771
Unilever	192,521	8,779,445
		55,233,902
Total Common Stocks (cost $413,390,028)		340,994,566

Exchange-Traded Funds – 0.95%
iShares MSCI EAFE ETF *	1,130	69,721
iShares Trust iShares ESG Aware MSCI EAFE ETF *	50,830	3,154,001
Vanguard FTSE Developed Markets ETF	1,730	69,996
Total Exchange-Traded Funds (cost $3,515,094)		3,293,718

Short-Term Investments – 0.19%
Money Market Mutual Funds – 0.19%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.02%)	163,312	163,312
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.03%)	163,311	163,311
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.19%)	163,311	163,311
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.11%)	163,312	163,312
Total Short-Term Investments (cost $653,246)		653,246
Total Value of Securities Before Securities Lending Collateral−99.09% (cost $417,558,368)		344,941,530

Securities Lending Collateral – 7.36%
Money Market Mutual Fund − 7.36%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.33%)	25,623,274	25,623,274
Total Securities Lending Collateral (cost $25,623,274)		25,623,274
Total Value of Securities−106.45% (cost $443,181,642)		370,564,804■
2    NQ-034 [8/22] 10/22 (2460467)

(Unaudited)

Obligation to Return Securities Lending Collateral — (7.36%)	(25,623,274)

Receivables and Other Assets Net of Liabilities — 0.91%	3,175,191
Net Assets Applicable to 29,958,796 Shares Outstanding — 100.00%	$348,116,721
Δ	Securities have been classified by country of risk.
*	Fully or partially on loan.
†	Non-income producing security.
■	Includes $31,511,039 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $8,959,660.
The following foreign currency exchange contracts were outstanding at August 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
BNYM	EUR	438,258	USD	(439,311)	9/1/22	$1,146		$—
BNYM	EUR	44,048	USD	(47,426)	9/2/22	—		(3,152)
BNYM	GBP	(57,266)	USD	66,618	9/1/22	90		—
BNYM	GBP	1,599,044	USD	(1,859,338)	9/2/22	—		(1,661)
BNYM	JPY	(29,807,550)	USD	214,783	9/1/22	210		—
BNYM	JPY	(248,183,943)	USD	1,786,918	9/2/22	212		—
Total Foreign Currency Exchange Contracts							$1,658		$(4,813)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
MSCI – Morgan Stanley Capital International
Summary of currencies:
EUR – European Monetary Unit
GBP – British Pound Sterling
NQ-034 [8/22] 10/22 (2460467)    3

Schedule of investments
Delaware International Value Equity Fund   (Unaudited)
Summary of currencies: (continued)
JPY – Japanese Yen
USD – US Dollar
4    NQ-034 [8/22] 10/22 (2460467)